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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000
                                               ------------------

Check here if Amendment [X]; Amendment Number:    1
                                               -------
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Clincher Capital Corporation
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Address:          227 West Monroe Street, Suite 4800
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                  Chicago, Illinois   60606
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Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Richter
        -------------------------------
Title:  President
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Phone:  (312) 739-2138
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Signature, Place, and Date of Signing:

  /s/ David S. Richter             Chicago, Illinois            May 15, 2000
--------------------------  ------------------------------    ------------------
   [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other Managers Reporting for this Manager

Form 13F File Number                  Name

28-05459                   Waveland International, Ltd.

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                                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   1
                                             -----------------
Form 13F Information Table Entry Total:              1
                                             -----------------
Form 13F Information Table Value Total:       $    1,515
                                             -----------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number               Name

                1             28-05463           David S. Richter
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                           Form 13F Information Table

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          Column 1       Column 2     Column 3    Column 4           Column 5       Column 6   Column 7           Column 8
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       Name of Issuer Title of Class    CUSIP       Value    Shrs or    Sh/   Put/ Investment    Other        Voting Authority
                                                  (X$1000)   Prn Amt    Prn   Call Discretion  Managers
                                                                                                          Sole     Shared     None
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VETERINARY CTRS
AMER INC              COM            925514101   1,515        110,207    SH         DEFINED      1        110,207
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